Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 37,603	$ 32,808	$ 30,359
Interest cost	17,323	17,995	20,119
Expected return on plan assets	(25,007)	(25,749)	(24,308)
Prior service cost	217	234	294
Net actuarial losses recognized	22,160	16,759	13,890
Curtailment/settlement (gains) losses		87
Net Pension Cost	52,296	42,134	40,354
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,070	4,061	4,611
Interest cost	4,614	5,070	7,184
Expected return on plan assets	(7,109)	(7,571)	(8,611)
Prior service cost	(24)	(2)	39
Net actuarial losses recognized	2,150	1,739	2,004
Curtailment/settlement (gains) losses	904	57
Net Pension Cost	$ 4,605	$ 3,354	$ 5,227